Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 173,735	$ 168,785
Financial assets, at fair value	177,789	175,070
Invested assets	184,522	177,912
Investment properties	9,109	7,516
Other invested assets - non-financial assets	1,678	1,611
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Financial assets	12,278	13,527
Financial assets, at fair value	12,278	13,527
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	88,727	89,089
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	75,998	77,834
Financial assets, at fair value	75,998	77,834
Debt securities | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	12,729	11,255
Financial assets, at fair value	12,729	11,255
Equity securities
Disclosure of fair value measurement of assets [line items]
Financial assets	9,113	6,631
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	7,538	6,369
Financial assets, at fair value	7,538	6,369
Equity securities | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	1,575	262
Financial assets, at fair value	1,575	262
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Financial assets	51,692	49,946
Financial assets, at fair value	55,756	56,231
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial assets	1,583	2,160
Financial assets, at fair value	1,583	2,160
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	4,435	3,339
Financial assets, at fair value	4,435	3,339
Other invested assets | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	781	828
Financial assets, at fair value	781	828
Collateralized Loan Obligation
Disclosure of fair value measurement of assets [line items]
Financial assets	1,865	0
Financial assets, at fair value	1,855	0
Policy loans
Disclosure of fair value measurement of assets [line items]
Financial assets	3,261	3,265
Financial assets, at fair value	3,261	3,265
SPPI | Debt securities, available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	12,604	11,159
SPPI | Mortgages and loans, supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	51,249	51,480
SPPI | Mortgages and loans, not supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 4,499	$ 4,741